Other Equity Items	12 Months Ended
Dec. 31, 2017
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Other Equity Items
23.	Other Equity Items

	Unrealized Gain on Valuation of Available-for- sale Financial Assets	Exchange Difference on Translation of Foreign Financial Statements	Remeasurements of Post-employment Benefit Obligations
	NT$	NT$	NT$
As of January 1, 2015	3,670,115	720,253	23,339
Changes in fair value of financial instruments
- pretax	(2,406,287)	—	—
- tax	19,610	—	—
Recognition of changes in fair value of financial instruments in profit or loss
- pretax	1,856,442	—	—
Differences in translation - equity method investments
- pretax	—	(223,940)	—
- tax	—	(40)	—
Other comprehensive income/losses reclassified to profit or loss upon disposal of investments accounted for using the equity method
- pretax	—	(3,965)	—
- tax	—	674	—
Remeasurements of post-employment benefit obligations
- pretax	—	—	(179,842)
- tax	—	—	30,572

As of December 31, 2015	3,139,880	492,982	(125,931)

	Unrealized Gain on Valuation of Available-for- sale Financial Assets	Exchange Difference on Translation of Foreign Financial Statements	Remeasurements of Post-employment Benefit Obligations
	NT$	NT$	NT$
As of January 1, 2016	3,139,880	492,982	(125,931)
Changes in fair value of financial instruments
- pretax	(1,229,348)	—	—
- tax	242,555	—	—
Recognition of changes in fair value of financial instruments in profit or loss
- pretax	(239,757)	—	—
- tax	19,804	—	—
Share of other comprehensive income of associates
- pretax	(121,957)	—	—
- tax	10,981	—	—
Differences in translation - equity method investments
- pretax	—	(908,801)	—
- tax	—	570	—
Remeasurements of post-employment benefit obligations
- pretax	—	—	(177,806)
- tax	—	—	30,227

As of December 31, 2016	1,822,158	(415,249)	(273,510)

	Unrealized Gain on Valuation of Available-for- sale Financial Assets	Exchange Difference on Translation of Foreign Financial Statements	Remeasurements of Post-employment Benefit Obligations
	NT$	NT$	NT$
As of January 1, 2017	1,822,158	(415,249)	(273,510)
Changes in fair value of financial instruments
- pretax	519,549	—	—
- tax	(63,395)	—	—
Recognition of changes in fair value of financial instruments in profit or loss
- pretax	(54,374)	—	—
- tax	13,734	—	—
Share of other comprehensive income of associates
- pretax	418,944	—	—
- tax	(37,721)	—	—
Differences in translation - equity method investments
- pretax	—	(227,787)	—
- tax	—	111	—
Other comprehensive income/losses reclassified to profit or loss upon disposal of investments accounted for using the equity method
- pretax	—	1,464	—
- tax	—	(305)	—
Remeasurements of post-employment benefit obligations
- pretax	—	—	10,647
- tax	—	—	(1,810)

As of December 31, 2017	2,618,895	(641,766)	(264,673)